NONCONTROLLING INTERESTS (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended									0 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 30, 2011 21st School [Member] CNY	Dec. 31, 2014 21st School [Member] CNY	Dec. 31, 2013 21st School [Member] CNY	Dec. 31, 2013 Guangzhou ZS Career Enhancement [Member]	Dec. 31, 2012 Guangzhou ZS Career Enhancement [Member]	Dec. 31, 2012 Shenyang K-12 [Member]	Dec. 31, 2013 Taishidian Holding [Member]	Dec. 31, 2012 Taishidian Holding [Member]	Dec. 31, 2012 Ambow Jingxue [Member]	Dec. 31, 2012 Genesis Career Enhancement [Member]	May 13, 2014 Shanghai Tongguo Education Technology Co [Member] CNY item
NON-CONTROLLING INTERESTS [Line Items]
Retained term to operate 21st School				15 years
Total consideration for the disposal				183,677
Non-controlling interest	1,225	(684)	(4,247)		285,713									270
Difference between the consideration and the carrying amount of non controlling interest					102,036
Disposal of non controlling interest	235,664					235,664
Non-controlling interest (as a percent)								5.00%	10.00%		30.00%	36.00%	23.00%	40.00%
Percentage of economic interest derecognized							5.00%			30.00%
Number of non controlling share holders														3